Quarterly Holdings Report
for
Fidelity® California Municipal Income Fund
November 30, 2025
CFL-NPRT3-0126
1.810701.121
Municipal Securities - 98.1%
	Principal Amount (a)	Value ($)
California - 96.1%
Education - 9.5%
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2033	1,345,000	1,402,674
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2035	1,955,000	2,028,154
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2036	1,500,000	1,551,033
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2043	1,500,000	1,513,204
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2034	10,000,000	10,417,280
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 4% 5/15/2046 (Build America Mutual Assurance Co Insured)	2,000,000	1,900,312
California Edl Facs Auth Rev (Pomona College Proj.) 0% 7/1/2038 (c)	3,155,000	2,052,380
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2029	400,000	433,850
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2030	425,000	471,475
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2031	460,000	521,380
California Educational Facilities Authority (Mount St Marys University Proj.) Series 2018A, 5% 10/1/2034	760,000	800,044
California Educational Facilities Authority (Mount St Marys University Proj.) Series 2018A, 5% 10/1/2036	840,000	878,173
California Educational Facilities Authority (Mount St Marys University Proj.) Series 2018A, 5% 10/1/2038	620,000	642,765
California Educational Facilities Authority (Santa Clara Univ, CA Proj.) Series 2017 C, 5% 4/1/2030	650,000	691,715
California Educational Facilities Authority (Santa Clara Univ, CA Proj.) Series 2017 C, 5% 4/1/2031	890,000	947,887
California Educational Facilities Authority (Santa Clara Univ, CA Proj.) Series 2017 C, 5% 4/1/2033	1,245,000	1,322,870
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2027	500,000	515,651
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2028	2,130,000	2,194,266
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2032	1,000,000	1,027,767
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2036	1,250,000	1,275,726
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2037	370,000	376,864
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2039	1,750,000	1,776,513
California Mun Fin Auth Rev (California Baptist Univ Proj.) 5% 11/1/2036 (b)	1,000,000	1,004,305
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2030	1,555,000	1,590,471
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2032	1,000,000	1,022,022
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2033	1,000,000	1,020,942
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2035	1,000,000	1,018,701
California Mun Fin Auth Rev (University of LA Verne Proj.) Series A, 5% 6/1/2043	3,750,000	3,766,249
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2031	200,000	208,730
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2032	225,000	234,253
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2033	225,000	233,651
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2034	225,000	233,080
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2035	225,000	232,597
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2036	250,000	257,744
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2037	485,000	498,786
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2038	345,000	353,840
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2033	250,000	255,053
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2034	420,000	426,797
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2037	160,000	160,084
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2046	960,000	866,437
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2051	1,150,000	1,002,149
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2030	3,000,000	3,217,303
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2031	2,000,000	2,145,314
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2032	3,000,000	3,213,554
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2035	1,780,000	1,893,854
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2036	1,125,000	1,192,960
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2037	1,475,000	1,558,633
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2040	2,500,000	2,610,508
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2041	3,865,000	4,018,636
California Mun Fn Auth Rev (Samuel Merritt University Proj.) 5.25% 6/1/2053	7,500,000	7,752,141
California St Univ Rev Series 2020C, 3% 11/1/2035	1,205,000	1,199,550
California St Univ Rev Series 2021 A, 3% 11/1/2052	4,500,000	3,422,277
California St Univ Rev Series 2023A, 5.25% 11/1/2048	2,965,000	3,211,045
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2033	1,625,000	1,702,516
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2043	9,300,000	9,517,401
California Statewide Community Development Authority Rev (California Baptist Univ Proj.) 5% 11/1/2032 (b)	1,135,000	1,155,793
California Statewide Community Development Authority Rev (Lancer Educational Housing LLC Proj.) Series 2019 A, 5% 6/1/2034 (b)	375,000	385,820
California Statewide Community Development Authority Rev (Lancer Educational Housing LLC Proj.) Series 2019 A, 5% 6/1/2039 (b)	475,000	480,073
California Statewide Community Development Authority Rev (Lancer Educational Housing LLC Proj.) Series 2019 A, 5% 6/1/2051 (b)	8,225,000	7,773,001
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2034	1,250,000	1,259,718
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2035	4,725,000	4,759,349
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2040	2,250,000	2,260,283
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2017, 5% 5/15/2047	1,000,000	1,004,890
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2032	520,000	540,041
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2033	250,000	258,451
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2034	430,000	442,397
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2036	600,000	612,240
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2041	2,530,000	2,493,272
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2046	2,055,000	1,977,162
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2051	2,500,000	2,351,676
University CA Revs 3% 5/15/2051	22,435,000	17,190,785
University CA Revs 5% 5/15/2038	7,550,000	8,837,558
University CA Revs Series 2017M, 3% 5/15/2037	975,000	939,672
University CA Revs Series 2024 BW, 5% 5/15/2033	5,000,000	5,939,415
University CA Revs Series 2024 BW, 5% 5/15/2035	10,000,000	11,936,518
University CA Revs Series 2025 BZ, 5% 5/15/2032	5,000,000	5,849,483
		174,231,163
Electric Utilities - 5.5%
Los Angeles CA Wtr & Pwr Rev Series 2021 C, 5% 7/1/2030	1,395,000	1,529,732
Los Angeles CA Wtr & Pwr Rev Series 2021 C, 5% 7/1/2031	1,030,000	1,145,173
Los Angeles CA Wtr & Pwr Rev Series 2022 B, 5% 7/1/2031	4,680,000	5,203,310
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2030	1,000,000	1,096,582
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2034	2,785,000	3,164,980
Los Angeles CA Wtr & Pwr Rev Series 2024 B, 5% 7/1/2038	1,050,000	1,165,848
Los Angeles CA Wtr & Pwr Rev Series 2024 B, 5% 7/1/2039	795,000	876,082
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2034	1,850,000	2,117,152
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2035	980,000	1,114,188
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2044	2,125,000	2,251,234
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2045	3,000,000	3,164,062
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2033	1,165,000	1,328,859
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2035	2,570,000	2,940,954
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2048	850,000	885,394
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2054	7,410,000	7,682,012
Los Angeles CA Wtr & Pwr Rev Series 2024A, 5% 7/1/2029	6,310,000	6,795,376
Los Angeles CA Wtr & Pwr Rev Series 2024A, 5% 7/1/2034	4,900,000	5,607,592
Los Angeles CA Wtr & Pwr Rev Series 2024A, 5% 7/1/2037	660,000	741,583
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	1,000,000	1,157,651
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	1,000,000	1,148,156
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	1,000,000	1,141,012
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,128,658
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	1,000,000	1,120,971
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	1,000,000	1,105,350
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	1,250,000	1,373,612
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2042 (Build America Mutual Assurance Co Insured)	1,000,000	1,087,054
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2043 (Build America Mutual Assurance Co Insured)	1,750,000	1,885,522
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5.25% 7/1/2044 (Build America Mutual Assurance Co Insured)	2,250,000	2,452,044
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5.25% 7/1/2045 (Build America Mutual Assurance Co Insured)	2,000,000	2,168,985
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5.25% 7/1/2046 (Build America Mutual Assurance Co Insured)	1,500,000	1,616,694
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2031	10,000,000	11,118,183
Middle Fork Project Finance Authority Series 2020, 5% 4/1/2027	190,000	193,938
Modesto Calif Irr Dist Fing Auth Elec Sys Rev Series 2019 A, 5% 10/1/2039	1,500,000	1,589,330
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5.25% 7/1/2050 (Build America Mutual Assurance Co Insured)	15,160,000	16,194,644
Transmission Agency of Northern California Series 2016A, 5% 5/1/2039	1,500,000	1,510,699
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2036	1,490,000	1,626,806
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2038	825,000	888,523
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2039	1,275,000	1,366,610
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2041	420,000	444,023
		101,128,578
Escrowed/Pre-Refunded - 0.0%
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (Pre-refunded to 11/15/2031 at 100) (d)	265,000	292,203
Oceanside Calif Uni Sch Dist 0% 8/1/2031 (Escrowed to Maturity) (c)	125,000	106,762
Port Oakland Calif Rev 5% 11/1/2026 (Escrowed to Maturity) (d)	70,000	71,503
Port Oakland Calif Rev 5% 11/1/2028 (Pre-refunded to 11/1/2027 at 100) (d)	105,000	109,705
Port Oakland Calif Rev 5% 11/1/2029 (Pre-refunded to 11/1/2027 at 100) (d)	75,000	78,361
Port Oakland Calif Rev 5% 5/1/2028 (Escrowed to Maturity) (d)	20,000	21,126
South Bayside Waste Mgmt Auth Calif Solid Waste Enterprise Series 2019A, 5% 9/1/2042	45,000	48,503
		728,163
General Obligations - 40.7%
Abc Calif Uni Sch Dist 0% 8/1/2031 (National Public Finance Guarantee Corporation Insured) (c)	2,810,000	2,377,306
Abc Calif Uni Sch Dist 0% 8/1/2032 (National Public Finance Guarantee Corporation Insured) (c)	3,900,000	3,186,484
Alhambra CA Uni Sch Dist 0% 8/1/2038 (Assured Guaranty Inc Insured) (c)	5,000,000	3,179,887
Anaheim City School District/CA Series 2016, 3% 8/1/2046	870,000	689,743
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2034 (g)	1,175,000	1,341,467
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2037 (g)	1,360,000	1,558,943
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2040 (g)	1,575,000	1,752,486
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2043 (g)	2,000,000	2,145,863
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2044 (g)	1,675,000	1,785,747
Brisbane Calif Sch Dist 3% 8/1/2042	1,065,000	908,116
California Community Choice Financing Authority 5% 12/1/2027 (Athene Annuity And Life Company Guaranteed)	570,000	586,160
California Community Choice Financing Authority 5% 12/1/2028 (Athene Annuity And Life Company Guaranteed)	760,000	791,850
California Community Choice Financing Authority 5% 12/1/2029 (Athene Annuity And Life Company Guaranteed)	760,000	801,932
California Community Choice Financing Authority 5% 12/1/2030 (Athene Annuity And Life Company Guaranteed)	910,000	972,860
California Community Choice Financing Authority 5% 12/1/2031 (Athene Annuity And Life Company Guaranteed)	1,025,000	1,104,922
California Community Choice Financing Authority 5% 12/1/2032 (Athene Annuity And Life Company Guaranteed)	1,705,000	1,802,536
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (e)	3,400,000	3,575,996
California Community Choice Financing Authority 5% tender 2/1/2055 (Morgan Stanley Guaranteed) (e)	7,090,000	7,624,367
California Community Choice Financing Authority 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (e)	14,925,000	16,276,144
California Community Choice Financing Authority 5.25% tender 11/1/2054 (Goldman Sachs Group Inc/The Guaranteed) (e)	3,840,000	4,107,180
California Community Choice Financing Authority Series 2023 F, 5.5% tender 10/1/2054 (National Bank of Canada Guaranteed) (e)	3,795,000	4,163,791
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (e)	6,405,000	6,803,749
California Community Choice Financing Authority Series 2024G, 5% tender 11/1/2055 (Athene Annuity And Life Company Guaranteed) (e)	4,480,000	4,701,950
California Community Choice Financing Authority Series 2025 F, 5% 11/1/2033 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	14,930,000	16,351,666
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (e)	6,580,000	6,990,139
California Community Choice Financing Authority Series 2025B, 5% tender 3/1/2056 (Pacific Life Insurance Co Guaranteed) (e)	10,000,000	10,971,249
California Community Choice Financing Authority Series 2025C, 5% 10/1/2032 (American General Life Insurance Co Guaranteed)	4,000,000	4,402,030
California Community Choice Financing Authority Series 2025C, 5% 4/1/2032 (American General Life Insurance Co Guaranteed)	3,500,000	3,835,670
California Community Choice Financing Authority Series 2025C, 5% 4/1/2033 (American General Life Insurance Co Guaranteed)	3,250,000	3,604,953
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (e)	7,500,000	7,983,819
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Forethought Life Insurance Co Guaranteed) (e)	15,000,000	15,758,523
California Mun Fin Auth Lease Rev (Orange County CA Proj.) Series 2017A, 5% 6/1/2032	2,750,000	2,850,415
California Mun Fin Auth Lease Rev (Orange County CA Proj.) Series 2017A, 5% 6/1/2033	2,320,000	2,400,771
California Mun Fin Auth Lease Rev (Orange County CA Proj.) Series 2017A, 5% 6/1/2036	5,830,000	6,003,150
California St Pub Wks Brd Lse 5% 4/1/2041	3,655,000	4,112,839
California St Pub Wks Brd Lse Series 2016D, 4% 4/1/2033	1,660,000	1,670,617
California St Pub Wks Brd Lse Series 2020 D, 2.25% 11/1/2039	2,440,000	2,000,632
Carlsbad CA Unified School Dis Series 2017 A, 4% 5/1/2031	1,500,000	1,529,009
Carlsbad CA Unified School Dis Series B, 3% 8/1/2046	3,185,000	2,568,214
Center Joint CA Unified Sch Dist Series 2021 B, 3% 8/1/2051 (Build America Mutual Assurance Co Insured)	3,500,000	2,629,319
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (e)	9,535,000	10,580,833
Cerritos CA Cmnty College Dist Gen. Oblig. Series 2012 D, 0% 8/1/2035 (c)	895,000	663,397
Chico Calif Uni Sch Dist Series C, 3% 8/1/2040	600,000	537,605
City of Fresno Unified School 5% 8/1/2034	100,000	111,713
City of Fresno Unified School 5% 8/1/2035	175,000	194,181
City of Fresno Unified School 5% 8/1/2036	235,000	258,889
City of Fresno Unified School 5% 8/1/2037	150,000	164,185
City of Fresno Unified School 5% 8/1/2038	300,000	326,509
City of Fresno Unified School 5% 8/1/2039	350,000	379,481
City of Fresno Unified School 5% 8/1/2040	400,000	430,393
City of Fresno Unified School 5% 8/1/2041	435,000	465,336
City of Fresno Unified School 5% 8/1/2042	500,000	531,600
City of Oakland CA Gen. Oblig. Series 2020B 1, 2.25% 1/15/2039	2,455,000	2,011,859
Davis Calif Jt Uni Sch Dist Yolo Cnty Series 2020, 3% 8/1/2041 (Build America Mutual Assurance Co Insured)	4,695,000	4,069,409
Desert Calif Cmty College Dist Gen. Oblig. 2% 8/1/2037	625,000	517,593
Dry Creek Calif Jt Elem Sch Dist 0% 8/1/2034 (c)	2,935,000	2,231,620
El Rancho Calif Uni Sch Dist 3% 8/1/2046 (Assured Guaranty Inc Insured)	1,000,000	799,817
Escondido CA Un High Sch Dist 0% 8/1/2033 (Assured Guaranty Inc Insured) (c)	5,655,000	4,520,038
Escondido CA Un High Sch Dist 0% 8/1/2034 (Assured Guaranty Inc Insured) (c)	3,500,000	2,700,108
Fontana CA Uni Sch Dist Series 2020, 2.375% 8/1/2044 (Assured Guaranty Inc Insured)	5,500,000	3,814,770
Foster City Calif Gen. Oblig. Series 2020, 3% 8/1/2045	6,500,000	5,297,555
Gateway CA Uni Sch Dist 0% 8/1/2036 (National Public Finance Guarantee Corporation Insured) (c)	2,315,000	1,612,819
Glendale CA Uni Sch Dist Series 2016C, 3% 9/1/2039	5,040,000	4,715,553
Glendora Calif Uni Sch Dist 0% 8/1/2036 (Assured Guaranty Inc Insured) (c)	2,845,000	2,013,499
Grossmont-Cuyamaca Ccd Gen. Oblig. 4% 8/1/2046	4,250,000	4,194,469
Hayward Unified School District 5.25% 8/1/2050 (Assured Guaranty Inc Insured)	11,200,000	12,035,331
Huntington Beach Calif Un High Sch Dist Ctfs Partn (Huntington Beach CA Un High Sch Dist Proj.) 2.125% 9/1/2039 (Assured Guaranty Inc Insured)	1,260,000	983,383
Lammersville Calif Schs Fin Auth Lease Rev (Lammersville CA Joint Uni Sch Dist Proj.) Series 2019, 3% 10/1/2049 (Build America Mutual Assurance Co Insured)	3,000,000	2,300,993
Lindsay Calif Uni Sch Dist 0% 8/1/2032 (Assured Guaranty Inc Insured) (c)	695,000	565,616
Lindsay Calif Uni Sch Dist 0% 8/1/2033 (Assured Guaranty Inc Insured) (c)	715,000	559,966
Lindsay Calif Uni Sch Dist 0% 8/1/2034 (Assured Guaranty Inc Insured) (c)	675,000	508,876
Livermore Valley CA Jt Uni Sch Series 2016A, 3% 8/1/2046	100,000	79,395
Local Pub Schs Fdg Auth Sch Facs Impt Dist No 2016-1 Calif Series 2020 A, 3% 8/1/2046 (Build America Mutual Assurance Co Insured)	2,725,000	2,174,949
Lodi Calif Uni Sch Dist Series 2020, 3% 8/1/2043	3,000,000	2,500,326
Lodi Calif Uni Sch Dist Series 2021, 3% 8/1/2046	1,015,000	814,283
Long Beach CA Cmnty College Gen. Oblig. 3% 8/1/2036	300,000	292,537
Long Beach CA Cmnty College Gen. Oblig. Series 2008A, 0% 6/1/2031 (Assured Guaranty Inc Insured) (c)	8,285,000	7,139,788
Long Beach CA Cmnty College Gen. Oblig. Series 2008A, 0% 6/1/2033 (Assured Guaranty Inc Insured) (c)	8,830,000	7,117,024
Long Beach CA Uni Sch Dist Series 2009A, 5.25% 8/1/2033	410,000	411,910
Long Beach CA Uni Sch Dist Series 2009A, 5.75% 8/1/2033	170,000	170,844
Long Beach CA Uni Sch Dist Series F, 3% 8/1/2047	7,750,000	6,019,275
Long Beach CA Uni Sch Dist Series G, 0% 8/1/2032 (Assured Guaranty Inc Insured) (c)	1,000,000	819,735
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) Series 2021F, 2.625% 12/1/2051	1,900,000	1,327,757
Los Angeles Cnty CA Pub Wks Series 2025J, 5.5% 12/1/2054	5,500,000	6,083,891
Los Angeles Unified School District/CA Series 2019A, 3% 1/1/2034	5,785,000	5,757,511
Los Angeles Unified School District/CA Series 2020 C, 3% 7/1/2035	4,040,000	3,988,942
Los Angeles Unified School District/CA Series 2020 C, 3% 7/1/2038	1,000,000	950,675
Los Rios CA Cmnty College Dist Gen. Oblig. Series D, 3% 8/1/2044	2,000,000	1,638,974
Marin Cnty CA Ctfs Partn (Marin Cnty CA Proj.) 4% 11/1/2040	6,765,000	6,765,810
Mendocino Calif Uni Sch Dist 3% 8/1/2051	3,000,000	2,250,881
Mendocino-Lake Cmnty College Dist Calif Gen. Oblig. Series 2022 A, 3% 8/1/2041 (Build America Mutual Assurance Co Insured)	1,175,000	1,022,352
Mendota Calif Uni Sch Dist 3.375% 8/1/2048 (Build America Mutual Assurance Co Insured)	1,300,000	1,057,865
Merced Calif Un High Sch Dist 0% 8/1/2030 (Assured Guaranty Inc Insured) (c)	1,000,000	878,033
Miracosta CA Cmnty Clg Dist Gen. Oblig. Series B, 2% 8/1/2040	1,050,000	797,767
Monrovia Calif Uni Sch Dist 0% 8/1/2033 (National Public Finance Guarantee Corporation Insured) (c)	2,625,000	2,080,800
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2031	500,000	505,458
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2032	500,000	505,345
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2033	1,800,000	1,818,674
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2034	1,345,000	1,358,555
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2035	1,895,000	1,913,407
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2036	2,000,000	2,018,483
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2041	6,155,000	6,193,314
Monterey Peninsula CA Cmnty College Dist Gen. Oblig. Series 2016, 3% 8/1/2034	270,000	268,047
Moreno Valley CA Uni Sch Dist Series A, 5% 8/1/2039 (Build America Mutual Assurance Co Insured)	745,000	865,876
Moreno Valley CA Uni Sch Dist Series A, 5% 8/1/2040 (Build America Mutual Assurance Co Insured)	650,000	744,160
Moreno Valley CA Uni Sch Dist Series A, 5.25% 8/1/2041 (Build America Mutual Assurance Co Insured)	755,000	870,474
Moreno Valley CA Uni Sch Dist Series A, 5.25% 8/1/2042 (Build America Mutual Assurance Co Insured)	1,350,000	1,538,885
Moreno Valley CA Uni Sch Dist Series A, 5.25% 8/1/2043 (Build America Mutual Assurance Co Insured)	1,250,000	1,410,588
Moreno Valley CA Uni Sch Dist Series A, 5.25% 8/1/2044 (Build America Mutual Assurance Co Insured)	1,120,000	1,252,059
Moreno Valley CA Uni Sch Dist Series A, 5.25% 8/1/2045 (Build America Mutual Assurance Co Insured)	1,300,000	1,444,707
Moreno Valley CA Uni Sch Dist Series E, 5% 8/1/2039 (Build America Mutual Assurance Co Insured)	700,000	813,574
Moreno Valley CA Uni Sch Dist Series E, 5% 8/1/2040 (Build America Mutual Assurance Co Insured)	775,000	887,269
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2041 (Build America Mutual Assurance Co Insured)	775,000	893,533
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2042 (Build America Mutual Assurance Co Insured)	1,000,000	1,139,915
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2043 (Build America Mutual Assurance Co Insured)	1,200,000	1,354,164
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2044 (Build America Mutual Assurance Co Insured)	2,000,000	2,235,820
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2045 (Build America Mutual Assurance Co Insured)	2,000,000	2,222,627
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2048 (Build America Mutual Assurance Co Insured)	5,000,000	5,469,257
Mount San Antonio CA Cmnty College Dist Gen. Oblig. Series 2021 C, 2% 8/1/2039	3,670,000	2,926,648
Mountain View Calif Sch Dist Sch Facs Impt Dist No 2 San Bernardino Cnty Series 2024 B, 4% 8/1/2049 (Build America Mutual Assurance Co Insured)	5,000,000	4,780,019
Mountain View Calif Sch Dist Sch Facs Impt Dist No 2 San Bernardino Cnty Series 2024 B, 4% 8/1/2054 (Build America Mutual Assurance Co Insured)	10,000,000	9,405,521
Muroc Calif Jt Uni Sch Dist Series B, 5.25% 8/1/2047	4,375,000	4,512,894
Murrieta Vy CA Uni Sch Dist 0% 9/1/2032 (Assured Guaranty Inc Insured) (c)	5,000,000	4,097,290
Norwalk-Mirada CA Uni Sch Dist 0% 8/1/2033 (Assured Guaranty Inc Insured) (c)	5,755,000	4,606,925
Novato CA Uni Sch Dist Series 2020 C, 2% 8/1/2039	5,810,000	4,614,785
Oakland CA Uni Sch Dist Alameda Cnty Series 2016A, 3% 8/1/2041	1,335,000	1,143,945
Oceanside Calif Uni Sch Dist 0% 8/1/2031 (Assured Guaranty Inc Insured) (c)	4,875,000	4,147,428
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2036	1,185,000	1,421,114
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2037	1,000,000	1,184,516
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2038	1,650,000	1,933,781
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2039	1,000,000	1,163,870
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2040	1,000,000	1,148,062
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2041	1,000,000	1,133,583
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2042	1,025,000	1,146,612
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2043	1,100,000	1,213,017
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2044	1,000,000	1,090,432
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2045	1,000,000	1,085,538
Palm Springs CA Uni Sch Dist Series A, 1.5% 8/1/2032 (Assured Guaranty Inc Insured)	2,360,000	2,084,463
Palm Springs CA Uni Sch Dist Series A, 1.5% 8/1/2033 (Assured Guaranty Inc Insured)	2,725,000	2,344,576
Palm Springs CA Uni Sch Dist Series A, 1.75% 8/1/2034 (Assured Guaranty Inc Insured)	3,000,000	2,565,350
Palomar Calif Cmnty College Dist Gen. Oblig. Series 2017, 5% 8/1/2035	1,410,000	1,467,463
Palomar Pomerado Health Calif (Palomar Health Calif Proj.) Gen. Oblig. 0% 8/1/2026 (National Public Finance Guarantee Corporation Insured) (c)	4,870,000	4,726,181
Panama-Buena Vista Uni Sch Dist CA 2.625% 8/1/2037 (Build America Mutual Assurance Co Insured)	2,360,000	2,117,635
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2040 (c)	1,000,000	563,388
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2041 (c)	1,000,000	533,179
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2042 (c)	1,000,000	501,258
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2043 (c)	1,000,000	472,404
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2044 (c)	1,100,000	490,362
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2045 (c)	1,150,000	484,709
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2046 (c)	1,000,000	399,946
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2047 (c)	1,000,000	379,182
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2048 (c)	1,025,000	369,108
Perris Calif Un High Sch Dist Series C, 3% 9/1/2045	2,540,000	2,040,307
Placentia-Yorba Linda CA Usd Series D, 0% 8/1/2036 (c)	400,000	283,687
Pomona CA Uni Sch Dist Series D, 2.375% 8/1/2045 (Assured Guaranty Inc Insured)	8,510,000	5,946,522
Pomona CA Uni Sch Dist Series D, 2.5% 8/1/2048 (Assured Guaranty Inc Insured)	10,000,000	6,844,336
Pomona CA Uni Sch Dist Series F, 3% 8/1/2048	4,000,000	3,123,408
Poway CA Unified Sch Dist 0% 8/1/2032 (c)	13,070,000	10,788,294
Poway CA Unified Sch Dist 0% 8/1/2033 (c)	7,215,000	5,740,517
Poway CA Unified Sch Dist 0% 8/1/2035 (c)	10,120,000	7,480,098
Poway CA Unified Sch Dist 0% 8/1/2037 (c)	6,325,000	4,264,703
Poway CA Unified Sch Dist 0% 8/1/2038 (c)	3,200,000	2,058,643
Poway CA Unified Sch Dist 0% 8/1/2041 (c)	12,740,000	7,024,548
Poway CA Unified Sch Dist 0% 8/1/2046 (c)	10,150,000	4,051,324
Rio Hondo Calif Cmnty College Dist 6.85% 8/1/2042 (f)	6,830,000	8,539,797
Sacramento CA City Uni Sch Dis 4% 8/1/2044 (Assured Guaranty Inc Insured)	2,250,000	2,217,725
Sacramento CA City Uni Sch Dis 5% 8/1/2041 (Build America Mutual Assurance Co Insured)	1,870,000	1,998,190
Sacramento CA City Uni Sch Dis 5.5% 8/1/2047 (Build America Mutual Assurance Co Insured)	2,500,000	2,655,125
Sacramento CA City Uni Sch Dis Series 2019 D, 3% 8/1/2049 (Build America Mutual Assurance Co Insured)	275,000	212,442
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2033 (Build America Mutual Assurance Co Insured)	1,500,000	1,761,104
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2034 (Build America Mutual Assurance Co Insured)	400,000	467,713
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2035 (Build America Mutual Assurance Co Insured)	475,000	552,382
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2036 (Build America Mutual Assurance Co Insured)	500,000	576,525
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2037 (Build America Mutual Assurance Co Insured)	1,400,000	1,600,333
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,131,649
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2039 (Build America Mutual Assurance Co Insured)	450,000	506,589
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2043 (Build America Mutual Assurance Co Insured)	1,300,000	1,406,832
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2044 (Build America Mutual Assurance Co Insured)	650,000	697,078
San Bernadino Cty Un Sch Dist Series F, 3% 8/1/2044 (Assured Guaranty Inc Insured)	9,200,000	7,580,490
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2031	1,000,000	1,162,137
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2032	850,000	1,004,120
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2033	1,100,000	1,317,468
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2034	615,000	744,387
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2035	825,000	986,845
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2036	1,000,000	1,181,086
San Diego CA Uni Sch Dist 0% 7/1/2030 (c)	1,680,000	1,488,261
San Diego CA Uni Sch Dist 0% 7/1/2037 (c)	1,300,000	884,990
San Diego CA Uni Sch Dist 0% 7/1/2047 (f)	8,700,000	7,094,078
San Diego CA Uni Sch Dist Series 2010C, 0% 7/1/2045 (c)	4,770,000	2,063,976
San Diego CA Uni Sch Dist Series 2012 E, 0% 7/1/2033 (c)	1,195,000	951,489
San Francisco CA City & Cnty Gen. Oblig. Series 2020B, 2% 6/15/2035	1,000,000	869,951
San Francisco CA Cmnty College Dist Gen. Oblig. Series B, 5.25% 6/15/2049 (Build America Mutual Assurance Co Insured)	1,900,000	2,067,279
San Jacinto CA Uni Sch Dist 5% 8/1/2029 (Assured Guaranty Inc Insured)	3,150,000	3,150,612
San Jacinto CA Uni Sch Dist Series 2014, 5% 8/1/2031 (Assured Guaranty Inc Insured)	650,000	650,126
San Joaquin Valley Clean Energy Authority 5.5% tender 1/1/2056 (Goldman Sachs Group Inc/The Guaranteed) (e)	6,315,000	7,197,581
San Juan CA Uni Sch Dist Series 2020, 2.25% 8/1/2039	2,000,000	1,610,266
San Marcos Unified School District 0% 8/1/2035 (c)	3,675,000	2,716,237
San Marcos Unified School District 0% 8/1/2037 (c)	2,675,000	1,802,026
San Marcos Unified School District 0% 8/1/2047 (c)	6,315,000	2,464,814
San Marcos Unified School District Series A, 5% 8/1/2043	1,350,000	1,501,980
San Marcos Unified School District Series A, 5% 8/1/2044	780,000	859,627
San Marcos Unified School District Series A, 5% 8/1/2045	885,000	971,046
San Marcos Unified School District Series A, 5.25% 8/1/2050	4,910,000	5,359,013
San Marcos Unified School District Series A, 5.25% 8/1/2055	3,500,000	3,796,997
San Mateo CA Unified Sch Dist Series A, 2.25% 9/1/2042	3,000,000	2,241,083
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. Series 2018, 5% 9/1/2038	760,000	820,363
San Mateo Cnty Calif Jt Pwrs Fing Auth Lease Rev (San Mateo CO CA Proj.) Series 2021 A 1, 2.5% 6/15/2055	10,550,000	6,708,222
San Mateo Cnty Calif Jt Pwrs Fing Auth Lease Rev (San Mateo CO CA Proj.) Series 2021 A 1, 3% 6/15/2046	13,660,000	11,004,339
Sanger CA Uni Sch Dist Series C, 3% 8/1/2048 (Build America Mutual Assurance Co Insured)	2,810,000	2,177,578
Santa Ana Calif Uni Sch Dist Series 2019A, 3.25% 8/1/2042	1,035,000	910,651
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2032	1,365,000	1,479,033
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2034	1,000,000	1,078,729
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2036	2,135,000	2,290,035
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2037	1,000,000	1,068,856
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2038	845,000	900,133
Santa Clara CA Uni Sch Dist Series 2017, 3% 7/1/2035	265,000	264,288
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) 3% 5/15/2037	540,000	512,763
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3% 5/1/2041	2,000,000	1,773,127
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2021 A, 3% 5/1/2039	3,425,000	3,207,476
Santa Clarita CA Cmnty Coll Gen. Oblig. Series 2019, 3% 8/1/2044	265,000	214,912
Santa Clarita CA Cmnty Coll Gen. Oblig. Series 2019, 3% 8/1/2049	2,000,000	1,549,106
Santa Monica Calif Pub Fing Auth Lease Rev (Santa Monica Calif Proj.) Series 2017, 4% 7/1/2039	790,000	795,992
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 3.125% 7/1/2042	740,000	650,978
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 4% 7/1/2036	435,000	440,265
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 4% 7/1/2037	475,000	479,255
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 4% 7/1/2038	450,000	453,637
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 4% 7/1/2039	550,000	554,172
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2030	250,000	261,242
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2031	350,000	365,692
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2032	255,000	266,216
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2033	250,000	260,699
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2034	315,000	327,841
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2035	400,000	415,753
Santa Monica-Malibu Uni Sch Dist CA Series A, 3% 8/1/2049	3,190,000	2,488,599
Santee CA Sch Dist Series 2008D, 0% 8/1/2038 (Assured Guaranty Inc Insured) (c)	4,140,000	2,632,946
Southern CA Pub Pwr Auth Series 2024 A, 5% tender 4/1/2055 (American General Life Insurance Co Guaranteed) (e)	7,000,000	7,490,267
State of California Gen. Oblig. 2.5% 12/1/2049	1,350,000	947,565
State of California Gen. Oblig. 3% 10/1/2034	3,580,000	3,562,191
State of California Gen. Oblig. 3% 10/1/2035	1,895,000	1,868,994
State of California Gen. Oblig. 5% 10/1/2032 (National Public Finance Guarantee Corporation Insured)	10,000	10,016
State of California Gen. Oblig. 5% 3/1/2033	7,000,000	8,163,132
State of California Gen. Oblig. 5% 3/1/2037	10,935,000	12,821,301
State of California Gen. Oblig. 5% 3/1/2038	10,000,000	11,627,046
State of California Gen. Oblig. 5% 8/1/2033	3,210,000	3,763,139
State of California Gen. Oblig. 5% 8/1/2037	4,685,000	5,429,717
State of California Gen. Oblig. 5.25% 12/1/2033	105,000	105,181
State of California Gen. Oblig. 5.25% 4/1/2027	5,000	5,011
State of California Gen. Oblig. 5.25% 4/1/2029	5,000	5,009
State of California Gen. Oblig. 5.5% 4/1/2028	5,000	5,011
State of California Gen. Oblig. 5.5% 4/1/2030	25,000	25,054
State of California Gen. Oblig. 5.625% 5/1/2026	30,000	30,121
State of California Gen. Oblig. 5.75% 5/1/2030	90,000	90,213
State of California Gen. Oblig. Series 2024, 5% 9/1/2032	16,195,000	18,755,541
Stockton CA Unified School Dis Series 2011D, 0% 8/1/2033 (Assured Guaranty Inc Insured) (c)	1,900,000	1,510,659
Stockton CA Unified School Dis Series 2024, 5% 8/1/2031 (Build America Mutual Assurance Co Insured)	1,000,000	1,149,090
Stockton CA Unified School Dis Series 2024, 5% 8/1/2032 (Build America Mutual Assurance Co Insured)	1,000,000	1,169,760
Stockton CA Unified School Dis Series 2024, 5% 8/1/2033 (Build America Mutual Assurance Co Insured)	1,000,000	1,186,494
Stockton CA Unified School Dis Series 2024, 5% 8/1/2034 (Build America Mutual Assurance Co Insured)	1,245,000	1,497,381
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2036 (Build America Mutual Assurance Co Insured)	1,000,000	1,199,407
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2037 (Build America Mutual Assurance Co Insured)	1,500,000	1,780,240
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2038 (Build America Mutual Assurance Co Insured)	2,835,000	3,331,574
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2039 (Build America Mutual Assurance Co Insured)	2,125,000	2,479,466
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2040 (Build America Mutual Assurance Co Insured)	1,120,000	1,287,260
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2041 (Build America Mutual Assurance Co Insured)	1,245,000	1,411,035
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2042 (Build America Mutual Assurance Co Insured)	1,500,000	1,675,478
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2043 (Build America Mutual Assurance Co Insured)	1,500,000	1,653,414
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2044 (Build America Mutual Assurance Co Insured)	1,000,000	1,091,900
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2045 (Build America Mutual Assurance Co Insured)	1,250,000	1,356,772
Temecula Vy CA Uni Sch Dist Series 2021 D, 3% 8/1/2044	2,500,000	2,060,485
Ventura CA Usd Series B, 5% 8/1/2039	240,000	271,788
Ventura CA Usd Series B, 5% 8/1/2040	200,000	223,692
Ventura CA Usd Series B, 5% 8/1/2041	220,000	243,393
Ventura CA Usd Series B, 5% 8/1/2042	300,000	328,569
Ventura CA Usd Series B, 5% 8/1/2043	465,000	505,026
Ventura CA Usd Series B, 5% 8/1/2044	620,000	668,123
Ventura CA Usd Series B, 5% 8/1/2045	795,000	853,586
Ventura CA Usd Series B, 5% 8/1/2046	1,000,000	1,068,548
Walnut Vly CA Usd Ban 0% 8/1/2030 (National Public Finance Guarantee Corporation Insured) (c)	2,875,000	2,522,023
Walnut Vly CA Usd Ban 0% 8/1/2031 (National Public Finance Guarantee Corporation Insured) (c)	2,900,000	2,467,188
Walnut Vly CA Usd Ban 0% 8/1/2032 (National Public Finance Guarantee Corporation Insured) (c)	1,315,000	1,081,497
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2013B, 5% 8/1/2043	5,000,000	5,001,169
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2023 B, 4.5% 8/1/2053 (Assured Guaranty Inc Insured)	2,400,000	2,408,933
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2023 B, 5.25% 8/1/2048	1,625,000	1,775,265
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2023 B, 5.5% 8/1/2053	2,600,000	2,851,917
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 0% 8/1/2032 (Assured Guaranty Inc Insured) (c)	1,000,000	822,431
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 0% 8/1/2033 (Assured Guaranty Inc Insured) (c)	1,675,000	1,308,844
West Contra Costa Unified School District Series 2024 B TENDER, 5% 8/1/2033 (Build America Mutual Assurance Co Insured)	4,000,000	4,748,448
West Contra Costa Unified School District Series 2025A, 5% 8/1/2036 (Build America Mutual Assurance Co Insured)	845,000	1,013,339
West Contra Costa Unified School District Series 2025A, 5% 8/1/2037 (Build America Mutual Assurance Co Insured)	665,000	787,257
West Contra Costa Unified School District Series 2025A, 5% 8/1/2038 (Build America Mutual Assurance Co Insured)	800,000	936,303
West Contra Costa Unified School District Series 2025A, 5% 8/1/2039 (Build America Mutual Assurance Co Insured)	1,600,000	1,856,401
West Contra Costa Unified School District Series 2025A, 5% 8/1/2040 (Build America Mutual Assurance Co Insured)	1,625,000	1,860,676
West Contra Costa Unified School District Series 2025A, 5% 8/1/2041 (Build America Mutual Assurance Co Insured)	3,655,000	4,133,850
West Contra Costa Unified School District Series 2025A, 5% 8/1/2042 (Build America Mutual Assurance Co Insured)	1,265,000	1,413,626
West Hollywood Public Financing Authority Series 2016, 3% 4/1/2041	530,000	464,913
Wiseburn CA Sch Dist Series 2012 C, 0% 8/1/2037 (c)	1,000,000	678,308
Wiseburn School District 3% 8/1/2037	315,000	299,264
Yosemite CA Cmnty College Dist Series 2010D, 0% 8/1/2036 (c)	825,000	595,020
		747,895,644
Health Care - 9.3%
California Health Facilities Financing Authority (Childrens Hospital Ca Proj.) Series 2024B, 5% tender 11/1/2054 (e)	15,265,000	17,074,486
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2020 A, 4% 4/1/2035	2,000,000	2,056,080
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2020 A, 4% 4/1/2049	14,015,000	12,802,645
California Health Facilities Financing Authority (Providence Health Systems Proj.) 5% 7/1/2032	4,460,000	5,081,718
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2016A, 3% 10/1/2041	715,000	608,722
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024B 2, 5% tender 11/15/2061 (e)	10,560,000	11,766,369
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2017 A, 5% 11/15/2032	1,400,000	1,463,070
California Mun Fin Auth Rev (Channing House Proj.) 4% 5/15/2031 (California Mortgage Insurance Guaranteed)	2,150,000	2,185,765
California Mun Fin Auth Rev (Channing House Proj.) 4% 5/15/2032 (California Mortgage Insurance Guaranteed)	1,000,000	1,014,048
California Mun Fin Auth Rev (Channing House Proj.) 5% 5/15/2033 (California Mortgage Insurance Guaranteed)	895,000	925,026
California Mun Fin Auth Rev (Channing House Proj.) 5% 5/15/2034 (California Mortgage Insurance Guaranteed)	1,000,000	1,031,013
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2029	575,000	587,341
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2031	1,000,000	1,020,851
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2032	1,400,000	1,428,040
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2033	1,000,000	1,018,878
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2034	1,395,000	1,419,875
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2035	1,500,000	1,522,428
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2036	1,500,000	1,517,583
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2028	1,250,000	1,277,620
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2029	1,300,000	1,327,904
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2030	750,000	765,735
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2031	800,000	816,681
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2032	1,385,000	1,412,740
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2027 (California Mortgage Insurance Guaranteed)	230,000	239,772
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2029 (California Mortgage Insurance Guaranteed)	245,000	255,224
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2030 (California Mortgage Insurance Guaranteed)	225,000	234,548
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2033 (California Mortgage Insurance Guaranteed)	750,000	779,116
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2036 (California Mortgage Insurance Guaranteed)	1,435,000	1,480,400
California Mun Fin Auth Sr Living Rev (MT San Antonio Gardens Proj.) Series 2019, 5% 11/15/2039	1,155,000	1,176,535
California Mun Fin Auth Sr Living Rev (MT San Antonio Gardens Proj.) Series 2019, 5% 11/15/2049	2,500,000	2,447,027
California Mun Fn Auth Rev (Community Hosps Central CA Sys Proj.) Series 2021A, 4% 2/1/2051	7,500,000	6,536,159
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2033	490,000	539,079
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2034	415,000	459,166
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2035	720,000	794,240
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2036	565,000	620,126
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2037	810,000	883,198
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2038	505,000	547,346
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2039	660,000	710,434
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2040	530,000	566,276
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2044	1,415,000	1,457,167
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2049	1,300,000	1,318,406
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2054	1,540,000	1,551,050
California Mun Fn Auth Rev (Town And Country Manor Proj.) Series 2019, 5% 7/1/2034 (California Mortgage Insurance Guaranteed)	825,000	887,084
California Mun Fn Auth Rev (Town And Country Manor Proj.) Series 2019, 5% 7/1/2039 (California Mortgage Insurance Guaranteed)	1,000,000	1,056,018
California Mun Fn Auth Rev (Town And Country Manor Proj.) Series 2019, 5% 7/1/2049 (California Mortgage Insurance Guaranteed)	2,100,000	2,168,514
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2021A, 4% 10/15/2026	415,000	416,615
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2021A, 4% 10/15/2027	400,000	404,563
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2021A, 4% 10/15/2028	360,000	365,886
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (h)(i)	180,540	0
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (h)(i)	80,308	0
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2017, 5% (h)(i)	32,326	0
California Statewide Community Development Authority Rev (Emanate Health Proj.) Series 2020 A, 3% 4/1/2050	13,185,000	9,630,810
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 3% 4/1/2046	9,810,000	7,564,572
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2038	2,625,000	2,621,863
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2039	2,250,000	2,227,347
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2040	2,500,000	2,443,864
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2041	1,885,000	1,812,043
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2046	2,500,000	2,250,852
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2027	245,000	254,553
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2028	660,000	700,973
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2029	695,000	735,950
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2030	730,000	772,800
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2031	765,000	809,412
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2032	805,000	850,636
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2033	845,000	891,201
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2034	885,000	932,079
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2035	925,000	972,289
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2036	500,000	524,077
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2037	650,000	679,421
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2038	500,000	521,281
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2043	1,250,000	1,284,187
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2048	9,000,000	9,164,746
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 4% 1/1/2035	1,000,000	1,007,924
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 4% 1/1/2036	1,000,000	1,005,190
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2030	1,335,000	1,384,765
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2031	1,350,000	1,400,928
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2032	1,400,000	1,451,780
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2033	2,835,000	2,935,890
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2034	2,230,000	2,305,815
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2030	2,500,000	2,545,113
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2032	1,350,000	1,373,082
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2033	1,000,000	1,015,951
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2029	1,120,000	1,163,403
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2030	1,000,000	1,042,452
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2031	875,000	911,897
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2032	890,000	925,918
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2036	750,000	772,649
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 4% 7/1/2033	260,000	264,808
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 4% 7/1/2035	300,000	302,574
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2030	300,000	323,207
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2031	325,000	349,303
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2023A, 5.75% 7/1/2048	1,000,000	1,066,851
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2023A, 5.75% 7/1/2053	1,000,000	1,050,677
		170,263,700
Housing - 2.0%
California Hsg Fin Agy Mun Ctfs (Lihtc 2019-2 CA Proj.) Series 2 Class A, 4% 3/20/2033	5,986,139	6,139,186
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	7,143,772	7,097,372
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-3 CA Proj.) Series 3 Class A, 3.25% 8/20/2036	1,871,885	1,805,091
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	7,813,388	8,075,161
California Hsg Fin Agy Mun Ctfs Series 2 Class A, 3.75% 3/25/2035 (Freddie Mac Non Gold Pool Guaranteed)	4,773,268	4,820,731
California Mun Fin Auth Multifamily Hsg Rev Series 2019 A, 2.65% 8/1/2036	9,252,410	8,240,753
		36,178,294
Lease Revenue - 1.1%
California Infrastructure & Economic Dev Bank Lease Rev (California State Teachers' Retirement System Proj.) 5% 8/1/2044	7,610,000	7,941,626
California Infrastructure & Economic Dev Bank Lease Rev (California State Teachers' Retirement System Proj.) 5% 8/1/2049	11,000,000	11,362,212
		19,303,838
Other - 2.0%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2024A, 3.25% 8/1/2029	7,000,000	7,062,342
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (e)	17,750,000	16,466,934
California Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation Proj.) Series 2020, 3% 7/1/2050	9,075,000	6,711,613
California Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation Proj.) Series 2020, 4% 7/1/2050	7,125,000	6,874,246
		37,115,135
Resource Recovery - 0.5%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (d)(e)	7,000,000	7,307,519
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A, 2.4% tender 10/1/2044 (d)(e)	1,140,000	1,102,502
South Bayside Waste Mgmt Auth Calif Solid Waste Enterprise Series 2019A, 5% 9/1/2042 (Assured Guaranty Inc Insured)	1,255,000	1,308,602
		9,718,623
Special Tax - 2.5%
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2027	1,875,000	1,896,691
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2028	1,500,000	1,516,418
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2029	2,000,000	2,021,267
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2030	1,720,000	1,738,573
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2031	2,500,000	2,526,656
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) Series 2016, 5% 9/1/2041	4,500,000	4,520,074
Hesperia Calif Cmnty Redev Agy Tax Allocation Series 2018 A, 3.375% 9/1/2037 (Assured Guaranty Inc Insured)	1,475,000	1,469,827
Irvine Calif Impt Bd Act 1915 4% 9/2/2035 (Build America Mutual Assurance Co Insured)	400,000	415,505
Irvine Calif Impt Bd Act 1915 4% 9/2/2036 (Build America Mutual Assurance Co Insured)	250,000	258,467
Irvine Calif Impt Bd Act 1915 4% 9/2/2037 (Build America Mutual Assurance Co Insured)	250,000	256,962
Irvine Calif Impt Bd Act 1915 4% 9/2/2038 (Build America Mutual Assurance Co Insured)	350,000	357,823
Irvine Calif Impt Bd Act 1915 4% 9/2/2039 (Build America Mutual Assurance Co Insured)	500,000	507,802
Irvine Calif Impt Bd Act 1915 4% 9/2/2040 (Build America Mutual Assurance Co Insured)	1,025,000	1,031,722
Irvine Calif Impt Bd Act 1915 4% 9/2/2046 (Build America Mutual Assurance Co Insured)	1,350,000	1,264,297
Irvine Calif Impt Bd Act 1915 5% 9/2/2044	2,545,000	2,612,181
Palmdale CA Elem Sch Dist Series 2017A, 5% 8/1/2041 (Assured Guaranty Inc Insured)	1,275,000	1,304,040
Poway Calif Redev Agy Successor Agy Tax Allocation (Poway Rda Paguay Project Proj.) Series A, 5% 12/15/2030	3,500,000	3,879,498
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2034	700,000	738,540
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2035	2,065,000	2,175,199
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2036	2,215,000	2,327,438
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2037	2,405,000	2,520,319
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2038	1,240,000	1,296,169
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2043	7,165,000	7,375,593
San Francisco CA BART Dist Tax Series 2019 A, 3% 7/1/2044	2,000,000	1,650,130
Upland Community Redevelopment Agency Successor Agency Series 2016, 2.75% 9/1/2036 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	360,000	330,934
		45,992,125
Tobacco Bonds - 0.4%
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2027	400,000	411,869
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2028	420,000	440,366
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2029	500,000	532,940
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2030	300,000	321,127
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2031	300,000	319,705
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2032	250,000	264,922
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2033	250,000	263,327
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (c)	50,000,000	5,360,700
		7,914,956
Transportation - 18.5%
Alameda Corridor CA Tran Auth Rev Series 2024C, 0% 10/1/2049 (Assured Guaranty Inc Insured) (c)	7,250,000	2,353,953
Alameda Corridor CA Tran Auth Rev Series 2024C, 0% 10/1/2053 (Assured Guaranty Inc Insured) (c)	20,000,000	5,190,172
Bay Area Toll Auth CA Bridge Rev Series 2024 F 2, 5% 4/1/2043	4,670,000	5,039,991
Bay Area Toll Auth CA Bridge Rev Series 2024 F 2, 5% 4/1/2044	1,150,000	1,234,222
Bay Area Toll Auth CA Bridge Rev Series 2024 F 2, 5% 4/1/2045	1,000,000	1,069,328
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2036 (d)	4,750,000	5,265,106
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2037 (d)	7,000,000	7,697,008
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2038 (d)	3,200,000	3,492,276
Foothill/Estrn Transn CA Toll 0% 1/15/2033 (Assured Guaranty Inc Insured) (c)	9,000,000	7,327,460
Fresno Calif Arpt Rev Series 2023A, 4.125% 7/1/2043 (Build America Mutual Assurance Co Insured) (d)	1,000,000	964,708
Fresno Calif Arpt Rev Series 2023A, 4.25% 7/1/2044 (Build America Mutual Assurance Co Insured) (d)	1,000,000	972,679
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2035 (Build America Mutual Assurance Co Insured) (d)	2,060,000	2,269,430
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2036 (Build America Mutual Assurance Co Insured) (d)	2,160,000	2,362,896
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2037 (Build America Mutual Assurance Co Insured) (d)	1,000,000	1,086,039
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2038 (Build America Mutual Assurance Co Insured) (d)	1,385,000	1,494,003
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2039 (Build America Mutual Assurance Co Insured) (d)	2,500,000	2,681,029
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2040 (Build America Mutual Assurance Co Insured) (d)	2,625,000	2,786,729
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2041 (Build America Mutual Assurance Co Insured) (d)	2,760,000	2,904,349
Long Beach CA Hbr Rev Series A, 5% 5/15/2032 (d)	1,760,000	1,809,838
Long Beach CA Hbr Rev Series A, 5% 5/15/2033 (d)	1,350,000	1,387,093
Long Beach CA Hbr Rev Series A, 5% 5/15/2034 (d)	1,650,000	1,695,328
Long Beach CA Hbr Rev Series A, 5% 5/15/2035 (d)	2,500,000	2,567,000
Long Beach CA Hbr Rev Series A, 5% 5/15/2036 (d)	3,000,000	3,076,758
Long Beach CA Hbr Rev Series A, 5% 5/15/2037 (d)	2,755,000	2,820,980
Los Angeles CA Dept Arpts Rev 5% 5/15/2034 (d)	8,840,000	10,109,832
Los Angeles CA Dept Arpts Rev 5% 5/15/2034 (d)	7,000,000	8,005,523
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (d)	4,735,000	5,207,171
Los Angeles CA Dept Arpts Rev 5% 5/15/2036 (d)	3,600,000	3,622,297
Los Angeles CA Dept Arpts Rev 5% 5/15/2041 (d)	3,750,000	3,763,467
Los Angeles CA Dept Arpts Rev 5% 5/15/2043 (d)	10,000,000	10,233,490
Los Angeles CA Dept Arpts Rev Series 2018 B, 5% 5/15/2031 (d)	7,350,000	7,699,526
Los Angeles CA Dept Arpts Rev Series 2018 D, 5% 5/15/2048 (d)	2,000,000	2,025,792
Los Angeles CA Dept Arpts Rev Series 2019 A, 5% 5/15/2049 (d)	4,950,000	5,009,859
Los Angeles CA Dept Arpts Rev Series 2019 F, 4% 5/15/2049 (d)	5,000,000	4,527,710
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2030 (d)	2,480,000	2,641,118
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2034 (d)	950,000	1,005,541
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2044 (d)	13,685,000	13,959,477
Los Angeles CA Dept Arpts Rev Series A, 5% 5/15/2030 (d)	700,000	720,026
Ontario International Airport Authority Series 2021 A, 5% 5/15/2046 (Assured Guaranty Inc Insured)	4,315,000	4,528,855
Ontario International Airport Authority Series 2021 B, 4% 5/15/2035 (Assured Guaranty Inc Insured) (d)	1,120,000	1,150,929
Ontario International Airport Authority Series 2021 B, 4% 5/15/2036 (Assured Guaranty Inc Insured) (d)	775,000	792,148
Ontario International Airport Authority Series 2021 B, 4% 5/15/2037 (Assured Guaranty Inc Insured) (d)	1,700,000	1,727,982
Ontario International Airport Authority Series 2021 B, 4% 5/15/2038 (Assured Guaranty Inc Insured) (d)	800,000	808,886
Ontario International Airport Authority Series 2021 B, 4% 5/15/2039 (Assured Guaranty Inc Insured) (d)	555,000	558,592
Ontario International Airport Authority Series 2021 B, 4% 5/15/2040 (Assured Guaranty Inc Insured) (d)	685,000	682,173
Riverside County Transportation Commission (91 Express Lanes Proj.) Series 2021 B1, 4% 6/1/2046	6,400,000	5,852,972
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2031 (d)	2,110,000	2,209,760
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2032 (d)	1,590,000	1,661,421
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2034 (d)	4,000,000	4,165,298
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2035 (d)	5,000,000	5,195,656
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2036 (d)	7,500,000	7,770,761
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2034 (d)	1,375,000	1,551,030
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2035 (d)	450,000	509,884
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2036 (d)	1,250,000	1,398,867
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2037 (d)	1,000,000	1,109,297
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2038 (d)	1,750,000	1,925,368
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2034 (Assured Guaranty Inc Insured) (d)	2,140,000	2,422,521
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2035 (Assured Guaranty Inc Insured) (d)	1,245,000	1,416,150
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2036 (Assured Guaranty Inc Insured) (d)	855,000	960,523
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2037 (Assured Guaranty Inc Insured) (d)	1,000,000	1,113,579
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2038 (Assured Guaranty Inc Insured) (d)	2,600,000	2,871,568
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2039 (Assured Guaranty Inc Insured) (d)	2,730,000	2,993,811
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2040 (Assured Guaranty Inc Insured) (d)	2,865,000	3,103,501
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2031	2,000,000	2,081,527
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2033	1,735,000	1,801,712
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2034	1,380,000	1,431,709
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2035	1,500,000	1,554,141
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2036	1,980,000	2,047,880
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2038	2,000,000	2,062,249
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2042	5,000,000	5,128,671
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2019 B, 5% 7/1/2028 (d)	820,000	860,027
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2019 B, 5% 7/1/2049 (d)	5,050,000	5,114,730
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5.25% 7/1/2037 (d)	2,000,000	2,247,078
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2040 (d)	1,800,000	2,022,127
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2041 (d)	1,200,000	1,333,806
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2042 (d)	1,200,000	1,315,938
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2043 (d)	1,050,000	1,140,053
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2044 (d)	1,000,000	1,077,382
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2027 (d)	500,000	515,947
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2031 (d)	1,250,000	1,286,762
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2032 (d)	1,300,000	1,336,136
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2033 (d)	1,330,000	1,364,386
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2034 (d)	1,000,000	1,024,021
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2036 (d)	1,500,000	1,529,108
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2037 (d)	750,000	763,234
San Francisco CA City & County Airports Commission International Airport Revenue (Sfo Fuel CO LLC Proj.) Series 2019 A, 5% 1/1/2047 (d)	6,005,000	6,080,729
San Francisco CA City & County Airports Commission International Airport Revenue Series 2016A, 5% 5/1/2030	330,000	333,613
San Francisco CA City & County Airports Commission International Airport Revenue Series 2016B, 5% 5/1/2041 (d)	9,695,000	9,722,575
San Francisco CA City & County Airports Commission International Airport Revenue Series 2017A, 5% 5/1/2042 (d)	3,205,000	3,233,884
San Francisco CA City & County Airports Commission International Airport Revenue Series 2018 D, 5% 5/1/2043 (d)	1,000,000	1,013,223
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2036 (d)	10,000,000	10,509,934
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2037 (d)	5,595,000	5,857,475
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (d)	12,645,000	12,776,207
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2050 (d)	7,000,000	7,071,856
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2029 (d)	735,000	751,382
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2031 (d)	1,100,000	1,123,476
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2032 (d)	850,000	866,863
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2033 (d)	1,095,000	1,115,101
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2034 (d)	1,250,000	1,271,802
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2035 (d)	3,475,000	3,532,975
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2036 (d)	2,250,000	2,284,278
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2037 (d)	2,250,000	2,281,138
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2041 (d)	10,235,000	10,311,014
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2029	200,000	206,375
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2030	250,000	258,005
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2032	235,000	242,437
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2033	250,000	257,691
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2034	500,000	514,917
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2037	3,000,000	3,078,507
San Jose Calif Arpt Rev Series 2021 A, 4% 3/1/2034 (Build America Mutual Assurance Co Insured) (d)	2,000,000	2,062,363
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2027 (d)	750,000	767,952
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2030 (d)	1,275,000	1,376,951
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2031 (d)	1,600,000	1,752,674
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2032 (d)	2,000,000	2,179,508
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2033 (d)	1,500,000	1,629,302
		340,063,567
Water & Sewer - 4.1%
Eastern Municipal Water District Financing Authority 5% 7/1/2029	250,000	275,202
Eastern Municipal Water District Financing Authority 5% 7/1/2030	250,000	282,013
Gilroy Calif Pub Facs Fing Auth Wastewater Rev Series 2021 A, 3% 8/1/2046	1,285,000	1,030,890
Glendale CA Wtr Rev 2% 2/1/2031	1,240,000	1,154,481
Glendale CA Wtr Rev Series 2020, 2% 2/1/2037	420,000	345,426
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 1/1/2030	25,000,000	26,900,925
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 7/1/2030	1,380,000	1,513,283
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 7/1/2031	1,465,000	1,628,814
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 5% 7/1/2030	2,400,000	2,631,796
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 5% 7/1/2036	1,015,000	1,114,980
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024 A, 5% 7/1/2029	2,190,000	2,358,459
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024 A, 5% 7/1/2030	4,470,000	4,901,721
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024 A, 5% 7/1/2034	1,955,000	2,237,315
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024B, 5% 7/1/2032	635,000	715,837
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024B, 5% 7/1/2034	250,000	288,064
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024B, 5% 7/1/2035	2,030,000	2,323,010
Richmond Calif Wastewater Rev Series 2019 A, 5% 8/1/2039	390,000	416,192
Richmond Calif Wastewater Rev Series 2019 A, 5% 8/1/2044	2,135,000	2,223,913
San Francisco CA Pub Util Comm Wtr Rev Series 2025 SUB E, 5.25% 11/1/2055	15,000,000	16,198,622
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 4% 10/1/2037 (Build America Mutual Assurance Co Insured)	2,000,000	2,022,878
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2035 (Build America Mutual Assurance Co Insured)	1,000,000	1,057,337
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2036 (Build America Mutual Assurance Co Insured)	1,585,000	1,670,077
Vallecitos Water Dist CA Series 2021 A, 2.25% 8/1/2046	2,235,000	1,514,976
		74,806,211
TOTAL CALIFORNIA		1,765,339,997
Guam - 0.8%
Special Tax - 0.7%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2034	2,910,000	3,247,996
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2035	2,600,000	2,920,178
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2036	2,500,000	2,747,005
Guam Govt Business Privilege Tax Rev Series 2025 G, 5.25% 1/1/2038	2,630,000	2,896,028
		11,811,207
Water & Sewer - 0.1%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5.5% 7/1/2044	1,000,000	1,072,052
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5.5% 7/1/2045	1,000,000	1,067,283
		2,139,335
TOTAL GUAM		13,950,542
Puerto Rico - 0.8%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (c)	4,980,183	3,584,680
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,815,000	1,926,254
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	4,240,000	4,667,809
		10,178,743
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (b)	3,690,000	3,816,686
TOTAL PUERTO RICO		13,995,429
Virgin Islands - 0.4%
Transportation - 0.4%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2028	1,000,000	1,041,904
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2029	1,000,000	1,055,430
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2034	315,000	351,654
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2035	870,000	979,088
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2040	755,000	823,134
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2041	1,225,000	1,325,253
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2042	435,000	465,617
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2043	1,300,000	1,379,594
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2044	1,250,000	1,317,104
		8,738,778
TOTAL VIRGIN ISLANDS		8,738,778
TOTAL MUNICIPAL SECURITIES (Cost $1,770,083,489)		1,802,024,746

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (j)(k) (Cost $26,431,493)	2.89	26,426,207	26,431,493

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $1,796,514,982)	1,828,456,239
NET OTHER ASSETS (LIABILITIES) - 0.5%	8,405,928
NET ASSETS - 100.0%	1,836,862,167

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,615,678 or 0.8% of net assets.

(c)	Zero coupon bond which is issued at a discount.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Level 3 security.
(i)	Non-income producing - Security is in default.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	5,123,999	423,017,652	401,710,158	503,407	-	-	26,431,493	26,426,207	0.8%
Total	5,123,999	423,017,652	401,710,158	503,407	-	-	26,431,493

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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